ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Giant Interactive Group Inc. (the “Company” or “Giant Interactive”), its subsidiaries, Shanghai Giant Network Technology Co., Ltd. (“Giant Network” or the “VIE”) and its consolidated entities, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is mainly engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its PRC subsidiaries and Giant Network.

Details of the Company’s subsidiaries, VIE and its consolidated entities as of December 31, 2013 are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Oversea online game licensing, development, and operation
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	40.76%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (II) (“Jujia Network II”)	October 10, 2012	PRC	70.00%	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”)	Acquired on October 17, 2012	PRC	100.00%	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd. (“Juhuan Network”)	October 24, 2012	PRC	51.00%	Online game research and development
Shanghai Juxiao Real Estate Co., Ltd. (“Juxiao Estate”)	Acquired on August 8, 2013	PRC	100.00%	Real Estate Development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	Acquired on November 15, 2013	PRC	100.00%	Online game research and development

Variable Interest Entity (the “VIE”)
Giant Network	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	51.00%	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	100.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (III) (“Jujia Network III”)	October 10, 2012	PRC	51.00%	Online game research and development
Shanghai Juzi Information Technology Co., Ltd. (“Juzi Information”)	October 10, 2012	PRC	51.00%	Online game research and development
Beijing Haishen Network Technology Co., Ltd. (“Beijing Haishen Network”)	August 26, 2013	PRC	51.00%	Online game research and development

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC laws and regulations that restrict foreign ownership of a company that provides internet content services, which includes operating online games.

As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, were the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets to Zhengtu Information, except for certain assets and licenses that an online game operator must own to be an internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network through Zhengtu Information (Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Company.

On June 14, 2012, Giant Network purchased 51% equity interest of Juhe Network from Zhengduo Information, wholly owned by Giant HK, at a consideration of RMB765,000. As a result, Juhe Network changed from a subsidiary of the Company, a foreign-invested enterprise, into a subsidiary of the VIE, a PRC company with the aim of reducing regulatory delays for Juhe Network’s future game launches, as a domestic company. As of December 31, 2012 and 2013, the net liabilities of Juhe Network were RMB5,689,845 and RMB6,704 (US$1,107), respectively. During the years ended December 31, 2011, 2012 and 2013, its revenue was RMB194,660, RMB195,734, and RMB5,384 (US$889), respectively, while its net loss was RMB235,749, and RMB6,120,600 for the years ended December 31, 2011 and 2012, respectively, and its net income was RMB5,683,142 (US$938,788) for the year ended December 31, 2013. Both Zhengduo Information and Zhengtu Information are wholly owned by the Company while Zhengtu Information controls Giant Network as its primary beneficiary. Hence, the transfer of Juhe Network from Zhengduo Information to Giant Network was accounted for as a common control transaction in accordance with Financial Accounting Standards Codification (“ASC”) Subtopic 805-50 (“ASC 805-50”), Business Combination: Related Issues as both Zhengduo Information and Giant Network are commonly controlled by the Company. The common control transaction had no impact to the Company’s consolidated financial statements for the year ended December 31, 2012.

On October 10, 2012, Zhengduo Information, along with two other non-controlling shareholders invested RMB5,000,000 to establish Jujia Network II and obtained 70% equity interests of Jujia Network II.

On October 10, 2012, Giant Network, along with two other non-controlling shareholders invested RMB2,000,000 to establish Shanghai Jujia Network III, and obtained 51% equity interest of Jujia Network III.

On October 10, 2012, Giant Network along with another non-controlling individual invested RMB1,000,000 to establish Juzi Information and obtained 51% equity interest of Juzi Information.

On October 17, 2012, Zhengtu Information reacquired 51% equity interest of Beijing Giant Zhengtu at a consideration of RMB57,250,000 from Huayi Brothers Media Corporation (“Huayi”). As a result, together with the 34% equity interest previously held by Giant Network, the Group owns 85% equity interest in Beijing Giant Zhengtu and Beijing Giant Zhengtu changed from an investment in equity investee to a subsidiary of the Group (Note 3). On November 15, 2013, Zhengtu Information acquired 100% equity interest of Juyan Network which holds the remaining 15% equity interest in Beijing Giant Zhengtu, at a consideration of RMB30,000 (US$4,956).

On October 24, 2012, Zhengduo Information, along with another individual and a non-controlling shareholder invested RMB5,000,000 to establish Juhuan Network and obtained 51% equity interests of Juhuan Network.

On June 10, 2013, Zhengtu Information along with another noncontrolling shareholder injected additional capital of RMB2,000,000 (US$330,376) and RMB1,241,005 (US$204,999) respectively, into Snow Wolf Software. After the capital injection, Zhengtu Information’s equity interest in the Snow Wolf Software was diluted from 51.07% to 40.76%. According to the investment agreement, the additional capital injected by Zhengtu Information and the noncontrolling shareholder provided no voting rights. Thus, Zhengtu Information continues to hold 51.07% voting rights as before the capital injection and retains control over Snow Wolf Software.

On August 8, 2013, Zhengtu Information acquired 100% equity interest in Juxiao Estate, a company controlled by Mr. Shi Yuzhu, at a consideration of RMB16,000,000 (US$2,643,012), based on the fair value of Juxiao Estate equity interest on the acquisition date (Note 3).

On August 26, 2013, Giant Network along with four third party individuals established Beijing Haishen Network. Giant Network invested capital of RMB2,000,000 (US$330,376) and holds 51% equity interest in Beijing Haishen Network.

On August 30, 2013, the Group closed a subsidiary, Chengdu Jufan Network Technology Co., Ltd (“Chengdu Jufan”), given a change in the Group’s development strategy. As a result, the Group deconsolidated Chengdu Jufan in August 2013. No gain or loss resulted from the deconsolidation.

On December 27, 2013, the Group entered into a share transfer agreement with Shanghai Juzheng Network Technology Co., Ltd. (“Juzheng Network”), a noncontrolling shareholder of Glorious Mission Network Technology Co., Ltd. (“Glorious Mission Network”, formerly known as Wuxi Giant Network Technology Co., Ltd.), to transfer its 26.12% equity interest in Glorious Mission Network to Juzheng Network for a total consideration of RMB9,500,000 (US$1,569,288). After the share transfer, the Group’s investment in Glorious Mission Network was reduced from 45.12% to 19%. The Group recognized a gain on the deconsolidation of RMB4,519,737 (US$746,607), representing the difference between the sum of the consideration received, the fair value of the 19% equity interest in Glorious Mission Network plus the carrying amount of the noncontrolling interest in the Glorious Mission Network and the carrying amount of the Glorious Mission Network’s assets and liabilities. The 19% equity interest retained is accounted for using the cost method and classified as a long-term investment as the Group does not exert any influence over the operation and financial decisions of Glorious Mission Network. The gain on the deconsolidation of Glorious Mission Network was recorded as an investment income in the consolidated statements of comprehensive income. The transaction did not constitute a related party transaction and Wuxi Network would not be a related party since the deconsolidation.

The fair value of the 19% equity interest in Glorious Mission Network was determined by management with the assistance of an independent third party valuation firm using an income approach. As Glorious Mission Network is a private entity, the fair value measurement was based on significant inputs that were not observable in the market and thus represented a Level 3 measurement as defined in ASC 820 (“ASC 820”), Fair Value Measurement. The fair value estimate was based on (i) the discount rate of 21.5%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as Glorious Mission Network and (iv) adjustments due to lack of marketability that market participants would consider when estimating the fair value of Glorious Mission Network as a private entity.